Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets

As at	Dec 31 2021	Dec 31 2020
Cash flow hedges (note 19)	$56,802	$3,371
Chile VAT receivable	18,493	22,118
Restricted cash for debt service and major maintenance of vessels (a)	13,053	15,064
Restricted cash for debt service (a)	—	26,915
Defined benefit pension plans (note 21)	5,017	4,794
Investment in Carbon Recycling International	4,620	4,620
Deferred financing fees	1,431	8,813
Other	9,612	13,468
Total other assets	109,028	99,163
Less current portion (b)	(9,842)	(6,634)
	$99,186	$92,529